Note 2 Hedging Instruments Affected By IBOR (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
loans and advances [Member]
Hedging Intsruments Affected By IBOR [Line Items]
lIBOR EX USD maturity after december 31 2021	€ 157
LIBOR USD maturity after june 30 2023	22,110
Total gross carrying amount	22,266
Debt securities [Member]
Hedging Intsruments Affected By IBOR [Line Items]
lIBOR EX USD maturity after december 31 2021	0
LIBOR USD maturity after june 30 2023	175
Total gross carrying amount	175
debt securities issued [Member]
Hedging Intsruments Affected By IBOR [Line Items]
lIBOR EX USD maturity after december 31 2021	0
LIBOR USD maturity after june 30 2023	2,112
Total gross carrying amount	2,112
deposits [Member]
Hedging Intsruments Affected By IBOR [Line Items]
lIBOR EX USD maturity after december 31 2021	0
LIBOR USD maturity after june 30 2023	191
Total gross carrying amount	191
Derivatives [member]
Hedging Intsruments Affected By IBOR [Line Items]
lIBOR EX USD maturity after december 31 2021	0
LIBOR USD maturity after june 30 2023	513,549
Total gross carrying amount	€ 513,549